Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Taxes [Abstract]
Provision for income taxes	$ 40,000	$ 11,000	$ 86,000	$ 6,000
Effective tax rate	1.30%	4.30%	1.30%	0.80%